Impairment and onerous contracts (Tables)	12 Months Ended
Dec. 31, 2018
Impairment and onerous contracts
Schedule of impairment losses (reversals) recognized

		Income statement
		Impairment (reversals)
Segments by class of assets	Assets or cash-generating unit	2018	2017	2016
Property, plant and equipment and intangible
Iron ore	North system	—	—	(160)
Coal	Australia	—	—	27
Base metals – nickel	Stobie (VCL)	—	133	—
Base metals – nickel	Newfoundland (VNL)	—	—	631
Base metals – nickel	Nouvelle Caledonie (VNC)	—	—	284
Several segments	Other assets	184	138	135
Impairment of non-current assets		184	271	917
Onerous contracts		393	—	257
Impairment of non-current assets and onerous contracts		577	271	1,174